Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured on Recurring Basis
The following table presents the assets and liabilities measured at fair value on a recurring basis as of December 30, 2016 and September 30, 2016 in accordance with the fair value hierarchy:

	December 30, 2016			September 30, 2016
(in thousands)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents	$56,996	$—	$—	$167,006	$—	$—

The following table presents the assets and liabilities measured at fair value on a recurring basis as of September 30, 2016 and September 25, 2015 in accordance with the fair value hierarchy:

	September 30, 2016			September 25, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash equivalents	$167,006	$—	$—	$54,032	$—	$—

Schedule of Assets and Liabilities Measured on Non-recurring Basis
The following table presents the assets and liabilities measured at fair value on a non-recurring basis as of September 30, 2016 or September 25, 2015 in accordance with the fair value hierarchy:

	September 30, 2016			September 25, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Property, plant and equipment	$—	$—	$—	$—	$—	$5,500
Assets held for sale	—	—	6,680	—	—	3,313
Goodwill	—	—	—	—	—	—